Commitments	12 Months Ended
Nov. 30, 2012
Commitments

NOTE 6 – Commitments

Ship Commitments

At November 30, 2012, we had nine ships under contract for construction with an aggregate passenger capacity of over 29,800. The estimated total cost of these ships is $5.9 billion, which includes the contract prices with the shipyards, design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. We have paid $0.4 billion through November 30, 2012 and anticipate paying $1.1 billion, $1.6 billion, $1.7 billion and $1.1 billion of the remaining estimated total costs in 2013, 2014, 2015 and 2016, respectively.

Operating Leases, Port Facilities and Other Commitments

Rent expense under our operating leases, primarily for office and warehouse space, was $57 million, $59 million and $61 million in 2012, 2011 and 2010, respectively.

At November 30, 2012, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2013	2014	2015	2016	2017	Thereafter	Total

Operating leases	$43	$41	$38	$34	$25	$179	$360
Port facilities and other	135	127	121	113	105	678	1,279

	$178	$168	$159	$147	$130	$857	$1,639